Note 4 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
4
— Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three
-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three
levels of inputs used to measure fair value are as follows:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets or liabilities.
•	Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of
September 30, 2019
and
December 31, 2018,
the Company did
not
identify any assets and liabilities that are required to be presented in the balance sheets at fair value in accordance with ASC
825,
Financial Instruments.

Note
4
— Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three
-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three
levels of inputs used to measure fair value are as follows:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets or liabilities.
•	Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of
December 31, 2018
and
2017,
the Company did
not
identify any assets and liabilities that are required to be presented in the balance sheets at fair value in accordance with ASC
825,
Financial Instruments.